REVENUE - Disclosure of detailed information about revenues (Details) - CAD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2022	Aug. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenue	$ 209,109	$ 109,859
Excise taxes	(63,300)	(30,696)
Net revenue	145,809	79,163
Adult-use recreational wholesale revenue (Canadian)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenue	184,686	98,510
Direct to patient medical and medical wholesale revenue (Canadian)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenue	7,872	8,701
International wholesale (business to business)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenue	15,138	386
Wholesale to licensed producers (Canadian)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenue	1,298	2,060
Other revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenue	$ 115	$ 202